RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about current and non-current portion of reclamation (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Reclamation And Remediation Liabilities [Abstract]
Current portion	$ 1,875,298	$ 1,919,876	$ 1,785,602
Non-current portion	$ 39,590,952	$ 40,767,949	$ 32,332,167